Warrants - Reorganization Warrants (Details) - Reorganization Warrants - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ifrs Class of Warrant or Right [Line Items]
Warrants exercisable term	30 days
Warrants expiration term	5 years
Public Warrants
Ifrs Class of Warrant or Right [Line Items]
Number of warrants assigned from Qell to Liliium upon Reorganization	12,649,946
Warrants exercised	0	10
Warrants outstanding	12,649,936	12,649,936
Private Warrants
Ifrs Class of Warrant or Right [Line Items]
Number of warrants assigned from Qell to Liliium upon Reorganization	7,060,000
Warrants exercised	0	0
Warrants outstanding	7,060,000	7,060,000